Other investments (Parenthetical) (Details) - Curis, Inc. [Member] - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Other Investments [Line Items]
Non current investments in equity instruments at fair value through other comprehensive income	₨ 2,699
Cumulative unrealized gains losses on equity investments at fair value through other comprehensive income	₨ 2,685	₨ 2,651